CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUES:
Time charter revenues (Note 2(q))	$ 289,972,000	$ 214,203,000	$ 169,733,000
OPERATING EXPENSES
Voyage expenses (Notes 2(q) and 10)	6,942,000	5,570,000	13,525,000
Vessel operating expenses (Note 2(r))	72,033,000	74,756,000	85,847,000
Depreciation and amortization of deferred charges (Note 2(m) and (n))	43,326,000	40,492,000	42,991,000
General and administrative expenses	29,367,000	29,192,000	32,778,000
Management fees to related party (Note 3(c))	511,000	1,432,000	2,017,000
Vessel impairment charges (Note 2(l))			104,395,000
(Gain)/loss on sale of vessels (Notes 4)	(2,850,000)	(1,360,000)	1,085,000
Insurance recoveries (Note 8(a))	(1,789,000)
Other operating (income)/loss	(265,000)	603,000	(230,000)
Operating income/(loss), total	142,697,000	63,518,000	(112,675,000)
OTHER INCOME / (EXPENSES):
Interest expense and finance costs (Note 11)	(27,419,000)	(20,239,000)	(21,514,000)
Interest and other income	2,737,000	176,000	728,000
(Loss)/gain on extinguishment of debt	(435,000)	(980,000)	374,000
Gain on spin-off of OceanPal Inc. (Note 3(f))		15,252,000
Gain on dividend distribution (Note 3(f))	589,000
Gain/(loss) from equity method investments (Note 3(c))	894,000	(333,000)	(1,110,000)
Total other expenses, net	(23,634,000)	(6,124,000)	(21,522,000)
Net income/(loss)	119,063,000	57,394,000	(134,197,000)
Dividends on series B preferred shares (Notes 9(b) and 12)	(5,769,000)	(5,769,000)	(5,769,000)
Net income/(loss) attributable to common stockholders	$ 113,294,000	$ 51,625,000	$ (139,966,000)
Earnings/(loss) per common share, basic (Note 12)	$ 1.42	$ 0.64	$ (1.62)
Earnings/(loss) per common share, diluted (Note 12)	$ 1.36	$ 0.61	$ (1.62)
Weighted average number of common shares outstanding, basic (Note 12)	80,061,040	81,121,781	86,143,556
Weighted average number of common shares outstanding, diluted (Note 12)	83,318,901	84,856,840	86,143,556